Benefit Plans (Net Postretirement Health Care Costs Recognized) (Details) (Post Retirement Health Care Plans [Member], Postretirement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2	$ 2	$ 2
Interest cost	5	5	5
Amortization:
Net losses	1	1	1
Net postretirement health care costs	8	8	8
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	2
Interest cost	5	5	4
Amortization:
Net losses	1
Net postretirement health care costs	$ 8	$ 7	$ 6